COMMITMENTS AND CONTINGENCIES - Commitments - Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt
Total debt	$ 701,771	$ 385,400
Senior Notes
Debt
Total debt	303,800	$ 385,400
2022	100,600
2023	80,600
2024	80,600
2025	21,000
2026	21,000
Unsecured Debt
Debt
Total debt	400,000
2024	$ 400,000